SHARE-BASED COMPENSATION - 2022 PRC stock options assumptions (Details) - Xinjiang Daqo Lvchuang - 2022 Restricted Stock Incentive Plan - Stock options	12 Months Ended
Dec. 31, 2024 $ / shares
SHARE-BASED COMPENSATION
Expected dividends	0.96%
Expected volatility, Minimum	51.86%
Expected volatility, Maximum	54.00%
Risk-free interest rate, Minimum	1.76%
Risk-free interest rate, Maximum	2.18%
Fair value of common stock	$ 8.15
Weighted average exercise price	$ 4.07
Vested on the grant date
SHARE-BASED COMPENSATION
Expected term (months)	24 months
Vested after grant date on each month
SHARE-BASED COMPENSATION
Expected term (months)	36 months
Vesting on fourth anniversary of the grant date
SHARE-BASED COMPENSATION
Expected term (months)	48 months